SHAREHOLDERS EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS EQUITY [Abstract]
SHAREHOLDERS EQUITY
NOTE 9:-	SHAREHOLDERS EQUITY

a.	Ordinary Shares:

Ordinary Shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

b.	Investment agreements:

1.	During the years 2010 through 2012, the Company completed several rounds of equity offerings which involved the issuance of warrants to purchase Ordinary Shares of the Company. As of December 31, 2015, 298,669 warrants remain outstanding with exercise prices ranging from $3.19 to $48. In February 2016, 104,178 warrants expired without exercise.

The Company accounts for the warrants in accordance with the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity", and based on certain terms of the warrants, classifies the Warrants as liabilities, measured at fair value in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company's Statement of Comprehensive Loss as financial income or expense.

The fair value of the outstanding warrants as of December 31, 2015 and 2014, was $0 and $2, respectively. The fair value was measured using the Black-Scholes-Merton model. In estimating the warrants' fair value, the Company used the following assumptions:

	December 31, 2015	December 31, 2014

Risk-free interest rate	0.14%	0.67%
Expected volatility	61%	57%
Expected life (in years)	1	2
Expected dividend yield	0	0
Fair value:
Warrants	$0	$2

2.	On March 22, 2013, the Company entered into a Controlled Equity OfferingSM Sales Agreement (the “2013 Cantor Sales Agreement”) with Cantor, pursuant to which the Company could offer and sell, from time to time through Cantor, its Ordinary Shares. From May 22, 2013 through December 31, 2013, the Company sold through the 2013 Cantor Sales Agreement an aggregate of 1,297,883 of its Ordinary Shares, and received gross proceeds of $4,947 before deducting issuance expenses in an amount of $213. During 2014, the Company sold through the 2013 Cantor Sales Agreement an aggregate of 1,234,207 of its Ordinary Shares, and received gross proceeds of $5,151 before deducting issuance expenses in an amount of $159. Sales of the Company's Ordinary Shares under the 2013 Cantor Sales Agreement were made in sales deemed to be “at-the-market” equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended.

3.	On April 14, 2014, a cashless exercise of warrants that were issued in 2012 occurred resulting in the issuance of an aggregate of 8,946 Ordinary Shares to the warrant holders.

4.	On September 18, 2014, the Company's Board of Directors approved the issuance of 6,000 Ordinary Shares to a former employee. Accordingly, the Company recorded $23 as marketing and business development expense.

5.	On February 18, 2015, the Company entered into the 2015 Cantor Sales Agreement with Cantor, as sales agent, and filed a prospectus supplement with the SEC relating to the offer and sale of up to $14,400 of its Ordinary Shares. During 2015, the Company sold through the 2015 Cantor Sales Agreement an aggregate of 2,424,358 of its Ordinary Shares, and received gross proceeds of $10,540, before deducting issuance expenses in an amount of $512. The 2015 Cantor Sales Agreement was terminated on October 13, 2015. Sales of the Company's Ordinary Shares under the 2015 Cantor Sales Agreement were made in sales deemed to be “at-the-market” equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended.

6.	On October 13, 2015, the Company entered into the Securities Purchase Agreement, pursuant to which the Company agreed to sell securities to the 2015 Purchasers in the 2015 Private Placement. The Private Placement closed on October 16, 2015 (the "Closing Date").

Under the terms of the 2015 Private Placement, the Company issued an aggregate of 3,333,333 units at a purchase price of $2.40 per unit for gross proceeds of approximately $8,000. Each unit consisted of (i) one Ordinary Share, (ii) a 2015 Series A Warrant to purchase one-half of an Ordinary Share at an exercise price of $2.75 per ordinary share (subject to adjustment), exercisable for a period of five years from the Closing Date, and (iii) a partially pre-funded 2015 Series B Warrant. The 2015 Series B Warrants had an exercise price of NIS 0.6 (which has been prepaid) plus $0.0001 per share. The 2015 Series B Warrants were intended to reset the price of the units, and became exercisable for an aggregate of 2,666,667 shares based on 85% of the arithmetic average of the five lowest weighted average prices calculated during the ten trading days following the effective date of a resale registration statement registering the shares sold in the 2015 Private Placement for resale. The 2015 Series A Warrant exercise price has been adjusted to $1.646 per share, and all of the 2015 Series B Warrants have been exercised on a cashless basis, resulting in the issuance of 2,666,489 of the Company's Ordinary Shares. The net proceeds to the Company from the 2015 Private Placement, after deducting placement agent fees and expenses, the Company's offering expenses, and excluding the proceeds, if any, from the exercise of the 2015 Warrants, were approximately $7,293. For its services in the offering, the Company granted 100,000 Series A Warrants to the placement agent.

The Company accounted for the 2015 Series A and Series B Warrants according to the provisions of ASC 815 and based on certain terms of the warrants, classified them as liabilities, measured at fair value measured at fair value in each reporting period until they are exercised, expired or terms of the warrants become fixed, with changes in the fair values being recognized in the Company's Consolidated Statement of Comprehensive Loss as financial income or expense.

The fair value of the 2015 Series A and 2015 Series B Warrants was measured using the Black-Scholes-Merton model. In estimating the warrants' fair value, the Company used the following assumptions:

December 31, 2015

Risk-free interest rate	0.08%-1.72%
Expected volatility	50%-123%
Expected life (in years)	0.16-4.9
Expected dividend yield	0
Fair value:
Warrants	$1.25-1.52

For the year ended December 31, 2015, the Company recognized revaluation expenses of approximately $1,051 in the Consolidated Statement of Comprehensive Loss included in "Financial expenses (income), net".

During November 2015, following the tenth trading day of the effective date of the resale of the registration statement (as defined above), the exercise price was set and the terms of the 2015 Series A and B Warrants became fixed, resulting in the classification of the fair value of the 2015 Series A and B Warrants of $6,272 to shareholders' equity. In addition, 2,333,333 2015 Series B Warrants were exercised.

As of December 31, 2015, 1,766,667 2015 Series A Warrants and 333,333 2015 Series B Warrants are outstanding. In February 2016, the remaining 333,333 2015 Series B Warrants were exercised.

c.	Share option plans:

1.	In March 2003, the Company adopted a share option plan (the "2003 Plan").The 2003 Plan provided for the grant of options to the Company's directors, employees, consultants and service providers. In July 2006, the Company adopted the 2006 Global Share Incentive Plan (the "2006 Plan"), pursuant to which options may be granted to the Company's directors, employees, consultants and service providers. Pursuant to the 2006 plan, the 2003 Plan was terminated and the 5,363 Ordinary Shares that were available for issuance under the 2003 Plan were transferred to the 2006 Plan. All outstanding options granted under the 2003 Plan remain outstanding and subject to the terms of the 2003 Plan. Any options that were granted under the 2003 Plan and that are canceled are transferred to the 2006 Plan. As of December 31, 2015, 32 Ordinary Shares remain outstanding under the 2003 Plan.

Pursuant to the 2006 Plan, between July 2006 and October 2012, the Company approved an additional 903,739 Ordinary Shares for the 2006 Plan for any other share option plans that have previously been, or in the future may be, adopted by the Company.

On November 12, 2014, at the Company's Annual Shareholder Meeting, the Company's shareholders approved the addition of 900,000 Ordinary Shares to the shares authorized for issuance under the 2006 Plan.

On December 3, 2015, at the Company's Annual Shareholder Meeting, the Company's Shareholders approved the addition of 765,000 Ordinary Shares to the shares authorized for issuance under the 2006 plan, bringing the total number of Ordinary Shares authorized for issuance under the 2006 Plan to 2,576,674. As of December 31, 2015, a total of 1,017,397 Ordinary Shares remain available for future grants under the 2006 Plan.

Options granted under the 2006 Plan typically vest over four years, but are subject to each optionee's specific option agreement. Options are typically exercisable for ten years from the date of grant. Options which are forfeited or unexercised become available for future grants. The exercise price of the stock option equals the fair market value of the Company's shares on the date of the grant.

During 2013, the Company's Board of Directors approved the grant of 3,000 RSUs to certain employees. Furthermore, during 2013, certain members of the Company's Board of Directors were granted 40,000 RSUs under the approval of the Company's shareholders at the 2012 and 2013 Shareholder meetings. During 2014, 43,000 RSUs became fully vested and were converted into Ordinary Shares of the Company. During 2015, 45,000 RSU and 244,000 options were granted to directors and officers of the Company.

2.	The following is a summary of the Company's share options granted among the various plans:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	1,104,409	$5.84
Granted	309,805	$1.65
Exercised	-	$-
Forfeited	(119,644)	$(3.74)
Outstanding at the end of the year	1,294,570	$5.03	7	$17

Vested or expected to vest	1,262,976	$4.8	6.98	$17

Options exercisable at the end of the year	581,609	$7.39	6.21	$-

The weighted-average grant-date fair value of options granted during the twelve months ended December 31, 2015, 2014 and 2013 was $1.45, $2.62, and $2.46, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company's Ordinary Shares on December 31, 2015 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2015. This amount changes based on the fair market value of the Company's shares.

The following table summarizes information about options to employees and non-employees outstanding at December 31, 2015 under the Plans:

Exercise price	Options outstanding at December 31, 2015	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable at December 31, 2015	Average exercise price of options exercisable

$1.16-2.86	566,061	7.58	$2.01	90,859	$2.71
$3.26-3.57	253,324	7.08	$3.41	143,896	$3.41
$3.62-4.69	100,146	7.24	$4.04	39,780	$4.34
$5.16-99	365,373	5.85	$6.15	297,408	$6.35
$123-528.01	9,666	3.53	$155.45	9,666	$155.45

	1,294,570			581,609

The following table summarizes information relating to RSUs, as well as changes to such awards during 2015:

Number of RSUs

Outstanding at January 1, 2015	67,000
Granted	69,219
Converted	(42,250)
Forfeited	-
Outstanding at December 31, 2015	93,969

As of December 31, 2015, there were $1,618 of total compensation cost related to unvested options and RSUs. This amount is expected to be recognized over a weighted-average period of 1.13 years.

The following table sets forth the total share-based compensation expense resulting from options and RSUs granted to employees, non-employees and directors included in the Company's Consolidated Statement of Comprehensive Loss:

	Year ended December 31,
	2015	2014

Cost of revenues	$37	$34
Research and development, net	100	73
Sales, marketing and business development	281	226
General and administrative	598	610

Total share-based compensation expense	$1,016	$943

The Company had accounted for its options to non-employees under the fair value method ASC 505-50.

d.	Warrants issued to non-employees:

In October 2013, the Company's Board of Directors approved the grant of 15,000 warrants to purchase 15,000 Ordinary Shares of the Company, nominal value NIS 0.6 per share to a non-employee.